Loans to others (Schedule of Loans to Others) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)
Disclosure of financial assets [line items]
Opening balance | ₪		₪ 18,707			₪ 17,650
Loans granted to others | ₪			[1]		20,000	[1]	₪ 43,650
Payment of loans granted to others | ₪		(18,707)			(18,943)
Closing balance | ₪					₪ 18,707		₪ 17,650
US Dollars [Member]
Disclosure of financial assets [line items]
Opening balance | $				$ 6,015
Loans granted to others | $	[1],[2]
Payment of loans granted to others | $				(6,015)
Closing balance | $	[2]

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2021 to NIS 276 thousand (2020: NIS 719 thousand).
[2]	Convenience Translation into US Dollars.